INVESTMENTS - Schedule of assumptions were used in the Black-Scholes model to determine the fair value of the asset (Details) - Debt securities - At fair value - BioConnection Investments B.V.	Dec. 31, 2024 year	Dec. 31, 2023 year
Expected time to maturity
Disclosure of associates [line items]
Significant unobservable input, assets	4	4
Volatility
Disclosure of associates [line items]
Significant unobservable input, assets	0.50	0.50
Risk-free interest rate
Disclosure of associates [line items]
Significant unobservable input, assets	0.0260	0.0199